INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Schedule of sales-type leases, direct financing leases, and leaseback assets
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as at June 30, 2020 and December 31, 2019:

(in thousands of $)	June 30, 2020
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	985,258	179,282	1,164,540
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(44,010)	—	(44,010)
Net minimum lease payments receivable	941,248	179,282	1,120,530
Estimated residual values of leased property (un-guaranteed)	178,471	171,000	349,471
Less: unearned income	(383,847)	(82,017)	(465,864)
Total investment in sales-type lease, direct financing lease and leaseback assets	735,872	268,265	1,004,137
Allowance for expected credit losses*	(4,104)	(729)	(4,833)
Total investment in sales-type lease, direct financing lease and leaseback assets	731,768	267,536	999,304
Current portion	44,683	18,125	62,808
Long-term portion	687,085	249,411	936,496

(in thousands of $)	December 31, 2019
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	1,085,642	134,073	1,219,715
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(64,222)	—	(64,222)
Net minimum lease payments receivable	1,021,420	134,073	1,155,493
Estimated residual values of leased property (un-guaranteed)	192,429	139,500	331,929
Less: unearned income	(427,251)	(65,784)	(493,035)
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598	207,789	994,387
Allowance for expected credit losses*	—	—	—
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598	207,789	994,387
Current portion	45,361	10,828	56,189
Long-term portion	741,237	196,961	938,198

*See Note 1: Interim financial data and Note 17: Allowance for expected credit losses.